UNIFIED SERIES TRUST

431 North Pennsylvania Street

Indianapolis, Indiana 46204

September 1, 2005

Securities and Exchange Commission

250 Fifth Street, N.W.

Washington, D.C. 20549

Re: Rule 497(j) Certification - Unified Series Trust (File Nos. 333-100654 and 811-21237)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Unified Series Trust (the "Trust") hereby certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 44) to the Trust's Registration Statement, and (2) the text of the most recent Post-Effective Amendment has been filed electronically.

If you have any questions or would like further information, please call me at (317)917-7000 ext. 8030.

Very truly yours,

__/s/ Heather Barnes____

Heather Barnes, Secretary